Revenue from Contracts with Customers - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) Customer	Dec. 31, 2017 CAD ($) Customer
Disclosure Of Major Customers [Line Items]
Number of customers | Customer	1	2
Total gross revenue from contracts with customers	$ 17,145	$ 4,082
Major customer one [memer]
Disclosure Of Major Customers [Line Items]
Total gross revenue from contracts with customers	2,832	530
Major customer two [member]
Disclosure Of Major Customers [Line Items]
Total gross revenue from contracts with customers		$ 780
Expected credit losses [member]
Disclosure Of Major Customers [Line Items]
Expected credit losses on receivables from contract with customers	$ 50